SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

In October 2019, the Company issued 33,333 shares of restricted common stock in relation to investor relation services.

In November 2019, the Company issued 280,000 shares of restricted common stock in relation to consulting services.

In November 2019, the Company issued 33,333 shares of restricted common stock in relation to investor relation services.

In December 2019, the Company issued 240,000 shares of restricted common stock to a director.

NOTE 12 – SUBSEQUENT EVENTS

In January 2019, 20,000 shares of Series A Convertible Preferred Stock were converted into 400,000 shares of the Company’s Common Stock.

On February 27, 2019 three Board Members provided their resignations as members of the Company’s Board of Directors, effective March 1, 2019.

On March 5, 2019 the Company appointed Mr. Eugene Robin to the Company’s Board of Directors.

On March 20, 2019 the Company granted three directors the option of each receiving 240,000 shares of restricted stock or 240,000 restricted units, either of which shall vest over a one-year period in equal increments from March 15, 2019. Each of the directors elected to receive restricted stock awards.

In March 2019, the Company appointed Dr. Arthur Laffer to its Board of Directors and granted 240,000 shares of restricted which shall vest over a one-year period in equal quarterly increments from March 15, 2019.

In March 2019, 20,000 shares of Series A Convertible Preferred Stock were converted into 400,000 shares of the Company’s Common Stock.